UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

 FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23116

NorthStar Corporate Income Fund-T
(Exact name of registrant as specified in charter)

399 Park Avenue 18th Floor New York, New York (Address of principal executive offices)	10022 (Zip code)

 Daniel R. Gilbert
Chief Executive Officer and President

NorthStar Corporate Income Fund-T
399 Park Avenue, 18th Floor
New York, New York 10022
(Name and address of agent for service)

Copy to:
Sandra Matrick Forman, Esq.
Colony NorthStar, Inc.
399 Park Avenue, 18th Floor
New York, New York 10022

Registrant’s telephone number, including area code: (212) 547-2600

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

Item 1. Schedule of Investments.

NorthStar Corporate Income Fund-T (the “Company”), a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company, intends to invest substantially all of its assets in NorthStar Corporate Income Master Fund and Subsidiary (collectively, the “Master Fund”), a separate non-diversified, closed-end management investment company with the same investment objectives and strategies as the Company.

As of September 30, 2017, the Company had not made any investment in the Master Fund.

As of September 30, 2017, the Master Fund had no portfolio holdings.

Item 2. Controls and Procedures.

(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) as of a date within 90 days prior to the filing date of this Form N-Q (the “Report”), the Chief Executive Officer (its principal executive officer) and Chief Financial Officer (its principal financial officer) have concluded that the disclosure controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected or are reasonably likely to materially affect the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of the principal executive officer and principal financial officer as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NORTHSTAR CORPORATE INCOME FUND-T

By:	/s/ Daniel R. Gilbert
Daniel R. Gilbert
Chief Executive Officer and President
Date: November 16, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daniel R. Gilbert
Daniel R. Gilbert
Chief Executive Officer and President
(Principal Executive Officer)
Date: November 16, 2017

By:	/s/ Frank V. Saracino
Frank V. Saracino
Chief Financial Officer and Treasurer
(Principal Financial Officer)
Date: November 16, 2017